Retirement Benefit Plans (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010
Funded status at end of year:
Underfunded status of the plan	$ 253	$ 411
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year:	1,342	1,146
Defined Benefit Plan, Change in Benefit Obligation [Abstract]
Projected benefit obligation at beginning of year	1,284	842
Service cost	87	63
Interest cost	77	68
Employee contributions
Plan amendments	8
Plan curtailments
Actuarial loss/(gain)	80	336
Benefits paid	(33)	(32)
Medicare Part D reimbursements
Special termination benefits	13	7
Foreign currency exchange rate changes
Projected benefit obligation at end of year	1,516	1,284
Defined Benefit Plan, Change in Fair Value of Plan Assets [Abstract]
Fair value of plan assets at beginning of year	1,104	833
Actual (loss)/return on plan assets	141	222
Employer contributions	180	81
Employee contributions
Benefits paid	33	32
Foreign currency exchange rate changes
Fair value of plan assets at end of year	1,392	1,104
Funded status at end of year:
Fair value of plan assets	1,392	1,104
Benefit obligations	1,516	1,284
Underfunded status of the plan	(124)	(180)
Recognized liability	(124)	(180)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets	46
Current liabilities	(7)	(5)
Non-current liabilities	(163)	(175)
Recognized liability	(124)	(180)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit)/cost	4	(6)
Net actuarial loss	688	677
Ending balance	692	671
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year:	526	434
Defined Benefit Plan, Change in Benefit Obligation [Abstract]
Projected benefit obligation at beginning of year	539	373
Service cost	39	27
Interest cost	25	22
Employee contributions	12	10
Plan amendments	2	3
Plan curtailments		(2)
Actuarial loss/(gain)	(41)	112
Benefits paid	(6)	(17)
Medicare Part D reimbursements
Special termination benefits
Foreign currency exchange rate changes	68	11
Projected benefit obligation at end of year	638	539
Defined Benefit Plan, Change in Fair Value of Plan Assets [Abstract]
Fair value of plan assets at beginning of year	420	291
Actual (loss)/return on plan assets	14	79
Employer contributions	102	47
Employee contributions	(12)	(10)
Benefits paid	6	17
Foreign currency exchange rate changes	64	10
Fair value of plan assets at end of year	606	420
Funded status at end of year:
Fair value of plan assets	606	420
Benefit obligations	638	539
Underfunded status of the plan	(32)	(119)
Recognized liability	(32)	(119)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets	45
Current liabilities	(2)	(2)
Non-current liabilities	(75)	(117)
Recognized liability	(32)	(119)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit)/cost	13	10
Net actuarial loss	130	148
Ending balance	143	158
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year:	295	270
Defined Benefit Plan, Change in Benefit Obligation [Abstract]
Projected benefit obligation at beginning of year	270	174
Service cost	18	12
Interest cost	16	14
Employee contributions	7	7
Plan amendments	(4)
Plan curtailments
Actuarial loss/(gain)	1	74
Benefits paid	(16)	(13)
Medicare Part D reimbursements	1
Special termination benefits	2	2
Foreign currency exchange rate changes
Projected benefit obligation at end of year	295	270
Defined Benefit Plan, Change in Fair Value of Plan Assets [Abstract]
Fair value of plan assets at beginning of year	158	108
Actual (loss)/return on plan assets	21	30
Employer contributions	28	26
Employee contributions	(7)	(7)
Benefits paid	16	13
Foreign currency exchange rate changes
Fair value of plan assets at end of year	198	158
Funded status at end of year:
Fair value of plan assets	198	158
Benefit obligations	295	270
Underfunded status of the plan	(97)	(112)
Recognized liability	(97)	(112)
Amounts recognized on the consolidated balance sheet consist of:
Non-current assets
Current liabilities	(1)
Non-current liabilities	(96)	(112)
Recognized liability	(97)	(112)
Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit)/cost	(3)	2
Net actuarial loss	83	95
Ending balance	$ 80	$ 97